Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
August 3, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Rydex Series Funds (File Nos. 033-59692 and 811-07584)
Ladies and Gentlemen:
On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectuses and Statements of Additional Information dated August 1, 2011 that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 106, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0000950123-11-070285 on July 29, 2011.
Please do not hesitate to contact me at 202.739.5654 should you have any questions.
Very truly yours,

/s/ W. John McGuire
W. John McGuire